UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 245 Park Avenue

         New York, NY  10167

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Gange
Title:     Director
Phone:     212-328-7950

Signature, Place, and Date of Signing:

     /s/ Jim Gange     New York, NY/USA     August 14, 2008

Form 13F Reports filed for quarters ending prior to and as of March 31, 2008 contained option values which were based on the value of the options contract. Going forward, the values of reported options will be based on the value of the underlying security, not the value of the option itself. The options reported on this Form 13F are based on the value of the underlying security.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $775,115 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOEING CO                      COM              097023105    16430   250000 SH  CALL SOLE                   250000        0        0
CAPITAL ONE FINL CORP          COM              14040H105     1486    39100 SH  PUT  SOLE                    39100        0        0
CATERPILLAR INC DEL            COM              149123101    39191   530900 SH  PUT  SOLE                   530900        0        0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209     4836   135000 SH       SOLE                   135000        0        0
CONTINENTAL AIRLS INC          CL B             210795308    10110  1000000 SH  PUT  SOLE                  1000000        0        0
D R HORTON INC                 COM              23331A109       39     3600 SH  CALL SOLE                     3600        0        0
E TRADE FINANCIAL CORP         COM              269246104     1571   500000 SH       SOLE                   500000        0        0
GLOBAL BPO SVCS CORP           *W EXP 10/17/201 378981112        6  1100000 SH       SOLE                  1100000        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108      563   172800 SH       SOLE                   172800        0        0
ISHARES INC                    MSCI BRAZIL      464286400     7169    80000 SH       SOLE                    80000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    14518   336300 SH       SOLE                   336300        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308      272     6300 SH  CALL SOLE                     6300        0        0
LORAL SPACE & COMMUNICATNS L   COM              543881106        1       86 SH       SOLE                       86        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    15311   864506 SH       SOLE                   864506        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103    12576  1250000 SH       SOLE                  1250000        0        0
PGT INC                        COM              69336V101     2531   735765 SH       SOLE                   735765        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101    22225   250000 SH  PUT  SOLE                   250000        0        0
RIVIERA HLDGS CORP             COM              769627100      113    11200 SH       SOLE                    11200        0        0
SPDR TR                        UNIT SER 1       78462F103   127980  1000000 SH  CALL SOLE                  1000000        0        0
SPDR TR                        UNIT SER 1       78462F103   486324  3800000 SH  PUT  SOLE                  3800000        0        0
UAL CORP                       COM NEW          902549807       19     3773 SH       SOLE                     3773        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113    11782  1365200 SH       SOLE                  1365200        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121       62  1715200 SH       SOLE                  1715200        0        0